Note 9 - Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Current income taxes						$ 687	$ 513
Deferred income tax expense						114	128
Change in corporate tax rate			$ 348			348
Total income tax expense	$ 150	$ 175		$ 836	$ 910	$ 1,149	$ 641